Note 8 Fair value of financial instruments at amortized cost by levels (Details) - EUR (€) € in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	€ 58,837		€ 51,145		€ 75,416		€ 79,756
Financial assets at amortised cost	568,893		502,400		451,732
Debt instruments held at amortised cost	73,379		59,014		49,462
Loans and advances at amortised cost	495,513		443,386		402,270
Financial liabilities at amortised cost	658,599		584,339		557,589
Deposits at amortised cost	556,498		496,720		473,835
Debt instruments issued at amortised cost	81,842		69,867		68,707
Other financial liabilities	20,258		17,753		15,046
Carrying amount presented as fair value [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	58,837	[1]	51,145	[2]	75,416	[3]
Financial assets at amortised cost	40,224	[1]	32,615	[2]	34,826	[3]
Debt instruments held at amortised cost	0	[1]	0	[2]	0	[3]
Loans and advances at amortised cost	40,224	[1]	32,615	[2]	34,826	[3]
Financial liabilities at amortised cost	416,378	[1]	378,530	[2]	358,657	[3]
Deposits at amortised cost	396,119	[1]	360,777	[2]	343,611	[3]
Debt instruments issued at amortised cost	0	[1]	0	[2]	0	[3]
Other financial liabilities	20,258	[1]	17,753	[2]	15,046	[3]
Level 1 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	0		0		0
Financial assets at amortised cost	65,255		50,771		41,950
Debt instruments held at amortised cost	65,255		50,771		41,950
Loans and advances at amortised cost	0		0		0
Financial liabilities at amortised cost	42,578		47,323		42,742
Deposits at amortised cost	0		0		1,269
Debt instruments issued at amortised cost	42,578		47,323		41,472
Other financial liabilities	0		0		0
Level 2 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	0		0		0
Financial assets at amortised cost	25,873		24,157		10,533
Debt instruments held at amortised cost	6,526		6,589		6,244
Loans and advances at amortised cost	19,347		17,568		4,290
Financial liabilities at amortised cost	86,123		58,016		86,390
Deposits at amortised cost	49,084		37,647		62,049
Debt instruments issued at amortised cost	37,039		20,369		24,341
Other financial liabilities	0		0		0
Level 3 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	0		0		0
Financial assets at amortised cost	437,577		394,496		359,062
Debt instruments held at amortised cost	1,322		921		759
Loans and advances at amortised cost	436,255		393,575		358,303
Financial liabilities at amortised cost	115,369		101,025		68,127
Deposits at amortised cost	112,053		98,038		64,601
Debt instruments issued at amortised cost	3,316		2,986		3,526
Other financial liabilities	0		0		0
Aggregate of fair values [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	58,837		51,145		75,416
Financial assets at amortised cost	568,929		502,039		446,371
Debt instruments held at amortised cost	73,103		58,281		48,952
Loans and advances at amortised cost	495,826		443,759		397,418
Financial liabilities at amortised cost	660,447		584,894		555,915
Deposits at amortised cost	557,256		496,461		471,530
Debt instruments issued at amortised cost	82,932		70,679		69,339
Other financial liabilities	€ 20,258		€ 17,753		€ 15,046

[1]	(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.
[2]	(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.
[3]	(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.